Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Current [Line Items]
Trade accounts payable and accrued purchases	$ 336.3	$ 247.7
Accrued rebates - Medicaid	632.2	563.9
Accrued rebates - Managed care	350.2	318.2
Sales return reserve	128.3	131.7
Accrued bonuses	152.0	150.7
Accrued employee compensation and benefits payable	102.5	109.1
R&D accruals	65.3	88.3
Other accrued expenses	283.8	299.8
Accounts payable and accrued expenses, total	$ 2,050.6	$ 1,909.4